Concentrations, Risks and Uncertainties - Schedule of Concentration on Customers’ Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Sales [Member]
Schedule of Concentration on Customers’ Sales [Line Items]
Sales	$ 52,943	$ 126,856	$ 53,304
Concentration risk percentage	4.22%	14.37%	100.00%
Customer Concentration Risk [Member] | Customer B [Member] | Sales [Member]
Schedule of Concentration on Customers’ Sales [Line Items]
Sales	$ 373,715	$ 61,154
Concentration risk percentage	29.81%	6.93%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Schedule of Concentration on Customers’ Sales [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Purchases	$ 347,004	$ 116,146	$ 13,746